Schedule of Investments (unaudited)
January 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	$39,474	$39,888,477
Bahrain — 0.0%
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	8,000	7,986,400
Chile — 1.0%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)	13,354	11,958,507
3.15%, 01/14/30(a)	12,000	10,734,000
3.63%, 08/01/27(a)	15,406	14,831,048
3.70%, 01/30/50(a)	33,516	22,237,866
4.38%, 02/05/49(a)	16,405	12,164,307
4.50%, 08/01/47(a)	15,855	12,213,265
5.95%, 01/08/34(a)	15,711	15,607,897
6.30%, 09/08/53(a)	14,845	14,404,846
6.44%, 01/26/36(a)	18,286	18,551,147
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(a)	12,412	10,022,690
		142,725,573
China — 1.6%
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	16,607	14,798,664
4.13%, 07/19/27(a)	16,465	16,146,731
5.13%, 03/14/28(a)	28,915	28,917,169
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	16,357	15,850,097
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	16,473	16,194,112
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)	19,888	17,578,407
2.70%, 05/13/30(a)	25,040	22,915,606
2.95%, 11/12/29(a)	16,473	15,375,404
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30(a)	19,036	16,388,283
3.50%, 05/04/27(a)	38,950	38,136,334
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	15,963	15,678,060
		217,978,867
Hong Kong — 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.232%)(a)(b)	33,028	33,408,152
Indonesia — 0.7%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30(a)	9,193	9,214,328
Pertamina Persero PT
4.18%, 01/21/50(a)	9,163	6,895,661
5.63%, 05/20/43(a)	12,935	12,157,865
6.00%, 05/03/42(a)	11,215	10,976,681
6.45%, 05/30/44(a)	13,841	14,208,617
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)	9,261	6,397,036
4.13%, 05/15/27(a)	13,633	13,336,073
5.25%, 10/24/42(a)	9,225	8,096,875
5.45%, 05/21/28(a)	9,256	9,313,850
6.15%, 05/21/48(a)	9,042	8,717,031
		99,314,017
Security	Par (000)	Value
Malaysia — 1.3%
Petronas Capital Ltd.
2.48%, 01/28/32(a)	$24,693	$20,669,523
3.40%, 04/28/61(a)	35,231	22,937,142
3.50%, 04/21/30(a)	45,535	42,261,033
4.50%, 03/18/45(a)	29,926	25,504,733
4.55%, 04/21/50(a)	55,170	46,699,198
4.80%, 04/21/60(a)	20,248	17,334,718
		175,406,347
Mexico — 2.3%
Comision Federal de Electricidad
4.69%, 05/15/29(a)	8,418	7,909,132
6.45%, 01/24/35(a)	6,850	6,456,125
Mexico City Airport Trust, 5.50%, 07/31/47(a)	12,882	10,243,122
Petroleos Mexicanos
5.35%, 02/12/28	13,346	12,163,544
5.95%, 01/28/31	25,324	21,205,052
6.35%, 02/12/48	10,711	7,053,729
6.38%, 01/23/45	8,343	5,531,409
6.49%, 01/23/27	10,546	10,190,073
6.50%, 03/13/27	26,897	25,952,915
6.50%, 01/23/29	8,134	7,550,386
6.50%, 06/02/41	10,869	7,645,689
6.63%, 06/15/35	18,350	14,432,275
6.70%, 02/16/32	45,633	39,561,529
6.75%, 09/21/47	37,434	25,623,573
6.84%, 01/23/30	16,133	14,631,018
6.88%, 08/04/26	16,834	16,562,973
6.95%, 01/28/60	25,591	17,562,847
7.69%, 01/23/50	54,708	40,812,168
8.75%, 06/02/29	13,361	13,226,495
10.00%, 02/07/33	13,234	13,616,463
		317,930,517
Netherlands — 0.1%
MDGH GMTN RSC Ltd., 3.70%, 11/07/49(a)	12,779	9,255,191
Oman — 0.1%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	20,363	20,565,001
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	21,107	14,606,044
Banco Nacional de Panama, 2.50%, 08/11/30(a)	15,958	12,565,728
		27,171,772
Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	18,154	13,740,309
5.63%, 06/19/47(a)	37,226	23,485,511
		37,225,820
Qatar — 0.8%
Qatar Energy
1.38%, 09/12/26(a)	15,735	14,891,761
2.25%, 07/12/31(a)	39,321	33,140,132
3.13%, 07/12/41(a)	39,438	28,828,389
QatarEnergy, 3.30%, 07/12/51(a)	45,156	30,776,524
		107,636,806
Saudi Arabia — 1.0%
Gaci First Investment Co.
4.75%, 02/14/30(a)	12,159	11,883,842
4.88%, 02/14/35(a)	14,005	13,208,466
5.00%, 10/13/27(a)	8,404	8,376,183

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
5.00%, 01/29/29(a)	$12,050	$11,933,476
5.13%, 02/14/53(a)	11,912	10,088,035
5.25%, 10/13/32(a)	11,887	11,726,050
5.25%, 01/29/34(a)	11,250	11,010,937
5.38%, 01/29/54(a)	10,250	8,899,973
Suci Second Investment Co.
4.38%, 09/10/27(a)	10,100	9,929,562
5.17%, 03/05/31(a)	13,350	13,248,006
6.00%, 10/25/28(a)	15,053	15,485,021
6.25%, 10/25/33(a)	8,250	8,773,380
		134,562,931
South Africa — 0.3%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	19,887	19,712,989
Transnet SOC Ltd., 8.25%, 02/06/28(a)	19,911	20,265,615
		39,978,604
Turkey — 0.0%
TVF Varlik Kiralama AS, 6.95%, 01/23/30(a)	4,400	4,411,528
United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	18,194	15,942,492
Abu Dhabi Developmental Holding Co. PJSC
4.38%, 10/02/31(a)	8,350	8,013,391
5.25%, 10/02/54(a)	8,375	7,665,742
5.38%, 05/08/29(a)	10,400	10,550,800
5.50%, 05/08/34(a)	10,000	10,181,300
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(a)	8,200	7,945,800
4.50%, 09/11/34(a)	12,600	11,859,750
5.13%, 09/11/54(a)	12,400	11,206,500
DP World Crescent Ltd.
3.88%, 07/18/29(a)	8,258	7,801,250
4.85%, 09/26/28(a)	8,558	8,428,860
5.50%, 09/13/33(a)	12,050	12,016,109
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	10,901	10,080,046
6.85%, 07/02/37(a)	14,450	15,569,875
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(a)(b)(c)	12,123	12,087,843
MDGH GMTN RSC Ltd.
2.50%, 05/21/26(a)	8,119	7,865,281
2.88%, 11/07/29(a)	8,240	7,480,190
2.88%, 05/21/30(a)	8,547	7,686,744
3.38%, 03/28/32(a)	8,460	7,538,029
3.40%, 06/07/51(a)	8,309	5,659,426
3.95%, 05/21/50(a)	16,072	12,113,306
4.38%, 11/22/33(a)	8,184	7,648,521
5.50%, 04/28/33(a)	7,879	7,989,700
MDGH Sukuk Ltd., 4.96%, 04/04/34(a)	8,400	8,306,088
		221,637,043
Total Corporate Bonds & Notes — 11.8% (Cost: $1,931,921,715)		1,637,083,046
Foreign Government Obligations(d)
Angola — 1.1%
Angolan Government International Bond
8.00%, 11/26/29(a)	35,219	31,719,288
8.25%, 05/09/28(a)	35,187	33,163,747
8.75%, 04/14/32(a)	35,300	31,350,989
Security	Par (000)	Value
Angola (continued)
9.13%, 11/26/49(a)	$25,226	$20,327,868
9.38%, 05/08/48(a)	35,291	29,115,075
		145,676,967
Argentina — 3.1%
Argentine Republic Government International Bond
1.00%, 07/09/29	23,859	18,655,044
1.75%, 07/09/30(e)	142,104	106,435,972
4.88%, 07/09/41(e)	105,194	66,506,396
5.00%, 07/09/35(e)	205,704	139,446,899
5.00%, 01/09/38(e)	114,464	82,445,411
5.00%, 07/09/46(e)	20,653	13,876,213
		427,365,935
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	21,765	18,826,725
Bahrain — 2.5%
Bahrain Government International Bond
5.25%, 01/25/33(a)	20,024	18,140,142
5.45%, 09/16/32(a)	20,458	19,000,368
5.63%, 09/30/31(a)	19,610	18,506,938
5.63%, 05/18/34(a)	20,158	18,495,973
6.00%, 09/19/44(a)	25,079	21,238,778
6.75%, 09/20/29(a)	25,494	25,940,145
7.00%, 10/12/28(a)	32,051	32,942,338
7.38%, 05/14/30(a)	20,002	20,802,880
7.50%, 02/12/36(a)	20,289	21,062,518
7.75%, 04/18/35(a)	20,127	21,246,665
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	20,065	18,459,800
3.95%, 09/16/27(a)	20,000	19,118,000
4.50%, 03/30/27(a)	20,260	19,740,838
6.25%, 10/18/30(a)	20,054	20,460,695
CBB International Sukuk Programme Co. WLL
5.88%, 06/05/32(f)	19,080	19,068,075
5.88%, 06/05/32(a)	5,000	4,996,875
6.00%, 02/12/31(a)	20,116	20,278,738
		339,499,766
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	20,012	12,441,460
Brazil — 3.4%
Brazilian Government International Bond
3.75%, 09/12/31	20,324	17,549,774
3.88%, 06/12/30	47,398	42,440,169
4.50%, 05/30/29	27,087	25,700,146
4.63%, 01/13/28	40,839	39,801,689
4.75%, 01/14/50	54,208	37,434,961
5.00%, 01/27/45	44,860	33,622,570
5.63%, 01/07/41	30,274	26,337,472
5.63%, 02/21/47	37,992	30,355,608
6.00%, 04/07/26	28,563	28,819,210
6.00%, 10/20/33	30,699	29,363,593
6.13%, 01/22/32	27,486	26,870,314
6.13%, 03/15/34	30,544	29,210,754
6.25%, 03/18/31	26,852	26,752,648
7.13%, 01/20/37	22,302	22,982,211
7.13%, 05/13/54	30,493	28,651,223

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
8.25%, 01/20/34	$18,573	$20,479,518
		466,371,860
Bulgaria — 0.2%
Bulgaria Government International Bond, 5.00%, 03/05/37(a)	30,194	28,344,618
Chile — 2.2%
Chile Government International Bond
2.45%, 01/31/31	18,600	15,986,700
2.55%, 01/27/32	18,752	15,798,560
2.55%, 07/27/33	27,989	22,685,084
2.75%, 01/31/27	18,216	17,450,928
3.10%, 05/07/41	34,060	24,352,900
3.10%, 01/22/61	24,639	14,490,935
3.24%, 02/06/28	22,495	21,376,549
3.25%, 09/21/71	12,898	7,615,624
3.50%, 01/31/34	18,810	16,247,138
3.50%, 01/25/50	29,043	19,938,019
3.50%, 04/15/53	18,400	12,502,616
3.86%, 06/21/47	13,129	9,764,004
4.00%, 01/31/52	12,338	9,208,466
4.34%, 03/07/42	24,494	20,581,083
4.85%, 01/22/29	21,000	20,795,250
4.95%, 01/05/36	20,823	19,751,054
5.33%, 01/05/54	18,248	16,776,364
5.65%, 01/13/37	16,850	16,818,828
		302,140,102
China — 1.5%
China Government International Bond
1.20%, 10/21/30(a)	32,543	27,886,585
1.25%, 10/26/26(a)	22,911	21,816,427
1.75%, 10/26/31(a)	16,340	13,985,896
2.13%, 12/03/29(a)	32,618	29,920,655
2.63%, 11/02/27(a)	17,070	16,483,304
3.50%, 10/19/28(a)	15,957	15,583,127
4.13%, 11/20/27(a)	20,961	21,070,760
Export-Import Bank of China (The)
2.88%, 04/26/26(a)	13,408	13,178,723
3.88%, 05/16/26(a)	24,113	23,983,031
4.91%, 11/05/27, (1-day SOFR Index + 0.380%)(a)(b)	16,950	16,991,019
		200,899,527
Colombia — 3.1%
Colombia Government International Bond
3.00%, 01/30/30	19,129	16,010,973
3.13%, 04/15/31	33,899	27,028,351
3.25%, 04/22/32	26,620	20,497,400
3.88%, 04/25/27	22,797	21,919,316
3.88%, 02/15/61	17,680	9,211,280
4.13%, 02/22/42	13,126	8,328,447
4.13%, 05/15/51	20,237	11,626,157
4.50%, 03/15/29	26,794	24,918,420
5.00%, 06/15/45	60,301	40,718,250
5.20%, 05/15/49	37,552	25,347,600
5.63%, 02/26/44	33,591	25,008,499
6.13%, 01/18/41	33,303	27,175,248
7.38%, 09/18/37	24,222	23,181,181
7.50%, 02/02/34	29,410	29,127,958
7.75%, 11/07/36	27,050	26,454,900
8.00%, 04/20/33	21,524	22,051,768
Security	Par (000)	Value
Colombia (continued)
8.00%, 11/14/35	$25,190	$25,409,909
8.38%, 11/07/54	21,883	21,270,276
8.75%, 11/14/53	25,551	25,819,285
		431,105,218
Costa Rica — 1.0%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	24,040	24,208,280
6.55%, 04/03/34(a)	30,456	31,133,646
7.00%, 04/04/44(a)	20,099	20,494,749
7.16%, 03/12/45(a)	25,979	26,901,255
7.30%, 11/13/54(a)	30,145	31,546,742
		134,284,672
Dominican Republic — 3.1%
Dominican Republic International Bond
4.50%, 01/30/30(a)	39,285	36,250,234
4.88%, 09/23/32(a)	59,723	53,720,838
5.30%, 01/21/41(a)	29,541	25,228,014
5.50%, 02/22/29(a)	34,930	34,135,342
5.88%, 01/30/60(a)	62,859	53,948,737
5.95%, 01/25/27(a)	31,285	31,317,224
6.00%, 07/19/28(a)	25,061	24,990,328
6.00%, 02/22/33(a)	35,078	34,071,963
6.40%, 06/05/49(a)	29,092	27,561,761
6.50%, 02/15/48(a)	19,237	18,491,566
6.85%, 01/27/45(a)	38,998	38,871,256
7.05%, 02/03/31(a)	23,648	24,381,088
7.45%, 04/30/44(a)	29,580	31,298,894
		434,267,245
Ecuador — 1.3%
Ecuador Government International Bond
0.00%, 07/31/30(a)(g)	20,331	12,879,116
6.90%, 07/31/30(a)(e)	61,456	47,466,040
6.90%, 07/31/35(a)(e)	131,321	85,850,976
6.90%, 07/31/40(a)(e)	60,298	35,485,452
		181,681,584
Egypt — 2.6%
Egypt Government International Bond
5.80%, 09/30/27(a)	22,580	21,315,294
5.88%, 02/16/31(a)	30,707	26,155,916
6.59%, 02/21/28(a)	24,931	23,849,244
7.05%, 01/15/32(a)	20,481	17,950,572
7.30%, 09/30/33(a)	22,530	19,334,345
7.50%, 01/31/27(a)	40,433	40,129,752
7.50%, 02/16/61(a)	29,942	21,216,003
7.60%, 03/01/29(a)	35,658	34,728,753
7.63%, 05/29/32(a)	35,270	31,563,476
7.90%, 02/21/48(a)	30,306	22,967,402
8.50%, 01/31/47(a)	50,480	40,407,726
8.63%, 02/04/30(f)	7,725	7,696,031
8.70%, 03/01/49(a)	30,288	24,649,283
8.88%, 05/29/50(a)	40,354	33,190,761
		365,154,558
El Salvador — 0.3%
El Salvador Government International Bond
9.25%, 04/17/30(a)	20,199	21,341,253
9.65%, 11/21/54(a)	20,361	21,686,705
		43,027,958

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ghana — 0.8%
Ghana Government International Bond
6.00%, 07/03/29(a)(e)	$58,219	$51,902,601
6.00%, 07/03/35(a)(e)	83,636	60,949,594
		112,852,195
Guatemala — 0.3%
Guatemala Government Bond
6.13%, 06/01/50(a)	28,243	25,074,841
6.60%, 06/13/36(a)	20,111	19,859,613
		44,934,454
Hungary — 2.6%
Hungary Government International Bond
2.13%, 09/22/31(a)	45,533	36,468,290
3.13%, 09/21/51(a)	40,459	24,096,976
5.25%, 06/16/29(a)	35,180	34,740,250
5.50%, 06/16/34(a)	25,597	24,693,170
5.50%, 03/26/36(a)	49,551	47,072,954
6.13%, 05/22/28(a)	43,358	44,238,601
6.25%, 09/22/32(a)	36,369	37,265,496
6.75%, 09/25/52(a)	24,952	25,786,333
7.63%, 03/29/41	33,338	37,247,881
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(a)	24,327	24,562,729
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	22,502	22,909,961
		359,082,641
India — 0.8%
Export-Import Bank of India
2.25%, 01/13/31(a)	19,966	16,927,275
3.25%, 01/15/30(a)	20,465	18,718,312
3.38%, 08/05/26(a)	19,486	19,048,734
3.88%, 02/01/28(a)	20,218	19,581,133
5.50%, 01/18/33(a)	20,049	20,080,276
5.50%, 01/13/35(f)	18,500	18,399,897
		112,755,627
Indonesia — 3.8%
Indonesia Government International Bond
1.85%, 03/12/31	11,652	9,653,088
2.15%, 07/28/31	11,154	9,283,614
2.85%, 02/14/30	11,104	10,010,811
3.05%, 03/12/51	18,500	11,986,705
3.50%, 01/11/28	11,505	11,079,257
3.55%, 03/31/32	9,056	8,116,440
3.70%, 10/30/49	9,387	6,947,178
3.85%, 07/18/27(a)	8,975	8,795,500
3.85%, 10/15/30	14,960	14,053,125
4.10%, 04/24/28	9,325	9,103,531
4.20%, 10/15/50	15,371	12,393,637
4.35%, 01/08/27(a)	11,295	11,231,466
4.35%, 01/11/48	16,041	13,374,184
4.45%, 04/15/70	9,178	7,341,941
4.55%, 01/11/28	9,238	9,165,851
4.63%, 04/15/43(a)	13,833	12,311,370
4.65%, 09/20/32	13,120	12,574,700
4.75%, 02/11/29	11,200	11,119,500
4.75%, 09/10/34	10,950	10,416,188
4.75%, 07/18/47(a)	9,030	8,074,897
4.85%, 01/11/33	11,527	11,144,073
5.13%, 01/15/45(a)	18,227	17,116,064
5.25%, 01/17/42(a)	20,311	19,552,994
5.25%, 01/08/47(a)	13,764	13,058,595
Security	Par (000)	Value
Indonesia (continued)
5.35%, 02/11/49	$8,643	$8,397,193
5.60%, 01/15/35	8,300	8,388,229
5.95%, 01/08/46(a)	11,648	12,019,280
6.63%, 02/17/37(a)	12,977	14,201,704
6.75%, 01/15/44(a)	18,059	20,268,121
7.75%, 01/17/38(a)	18,051	21,638,636
8.50%, 10/12/35(a)	14,675	18,094,275
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	11,655	11,183,759
2.55%, 06/09/31(a)	8,948	7,677,921
2.80%, 06/23/30(a)	8,879	7,929,924
4.15%, 03/29/27(a)	18,481	18,312,361
4.40%, 06/06/27(a)	15,900	15,772,800
4.40%, 03/01/28(a)	16,149	15,954,405
4.45%, 02/20/29(a)	11,654	11,428,786
4.55%, 03/29/26(a)	14,897	14,897,000
4.70%, 06/06/32(a)	13,833	13,402,517
5.00%, 05/25/30(a)	9,900	9,901,980
5.20%, 07/02/34(a)	9,200	9,112,508
5.40%, 11/15/28(a)	8,800	8,933,716
5.60%, 11/15/33(a)	9,200	9,379,308
		524,799,132
Iraq — 0.1%
Iraq International Bond, 5.80%, 01/15/28(a)	18,166	17,882,587
Ivory Coast — 0.5%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	25,275	22,621,125
7.63%, 01/30/33(a)	22,184	21,671,106
8.25%, 01/30/37(a)	30,115	29,296,173
		73,588,404
Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28	25,139	25,673,204
7.88%, 07/28/45	36,816	42,375,216
8.00%, 03/15/39	24,970	28,852,835
		96,901,255
Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(a)	20,262	19,869,424
5.85%, 07/07/30(a)	25,233	23,283,246
7.38%, 10/10/47(a)	20,126	17,943,536
7.50%, 01/13/29(a)	25,206	25,125,593
		86,221,799
Kazakhstan — 0.6%
Kazakhstan Government International Bond
4.71%, 04/09/35(a)	30,341	28,960,485
4.88%, 10/14/44(a)	19,950	18,105,024
6.50%, 07/21/45(a)	30,343	32,637,689
		79,703,198
Kenya — 0.8%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	20,200	16,065,312
7.25%, 02/28/28(a)	20,272	19,359,760
8.00%, 05/22/32(a)	24,102	21,976,204
8.25%, 02/28/48(a)	20,253	16,759,357
9.75%, 02/16/31(a)	30,215	29,950,619
		104,111,252

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kuwait — 0.6%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	$90,813	$88,457,311
Latvia — 0.2%
Latvia Government International Bond, 5.13%, 07/30/34(a)	25,129	24,422,373
Lebanon — 0.2%
Lebanon Government International Bond
6.00%, 01/27/23(a)(h)(i)	22,474	3,573,366
6.10%, 10/04/22(a)	9,359	1,488,081
6.10%, 10/04/24(a)(h)(i)	21,875	3,478,125
6.60%, 11/27/26(a)(h)	32,134	5,109,306
6.65%, 02/26/30(a)(h)(i)	28,635	4,552,965
6.75%, 11/29/27(a)(h)(i)	20,346	3,235,014
6.85%, 03/23/27(a)(h)(i)	25,387	4,036,533
7.00%, 03/23/32(a)(h)	20,502	3,259,818
		28,733,208
Malaysia — 0.1%
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(a)	19,150	18,833,259
Mexico — 3.2%
Mexico Government International Bond
2.66%, 05/24/31	22,931	18,824,975
3.25%, 04/16/30	15,522	13,711,359
3.50%, 02/12/34	20,151	16,080,498
3.75%, 01/11/28	13,065	12,512,024
3.75%, 04/19/71	21,222	11,672,100
3.77%, 05/24/61	21,836	12,466,991
4.15%, 03/28/27	16,050	15,723,984
4.28%, 08/14/41	17,104	12,603,510
4.35%, 01/15/47	8,745	6,101,352
4.40%, 02/12/52	15,638	10,585,049
4.50%, 04/22/29	21,973	21,073,480
4.50%, 01/31/50	13,903	9,758,238
4.60%, 01/23/46	16,126	11,706,468
4.60%, 02/10/48	13,214	9,497,562
4.75%, 04/27/32	17,463	15,926,256
4.75%, 03/08/44	25,282	19,189,038
4.88%, 05/19/33	15,658	14,092,200
5.00%, 05/07/29	7,000	6,807,500
5.00%, 04/27/51	16,811	12,599,844
5.40%, 02/09/28	7,899	7,869,379
5.55%, 01/21/45	19,572	16,851,492
5.75%, 12/31/99	18,300	13,999,500
6.00%, 05/13/30	9,000	9,050,288
6.00%, 05/07/36	27,570	26,037,384
6.05%, 01/11/40	19,646	18,135,223
6.34%, 05/04/53	20,199	17,977,110
6.35%, 02/09/35	19,087	18,727,926
6.40%, 05/07/54	17,633	15,799,168
6.75%, 09/27/34	12,147	12,353,803
6.88%, 05/13/37	17,400	17,487,000
7.38%, 05/13/55	14,805	14,871,622
8.30%, 08/15/31	8,385	9,671,594
		449,763,917
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	19,966	16,378,309
4.00%, 12/15/50(a)	25,223	17,112,292
5.95%, 03/08/28(a)	25,045	25,264,144
Security	Par (000)	Value
Morocco (continued)
6.50%, 09/08/33(a)	$25,152	$25,895,745
		84,650,490
Nigeria — 1.9%
Nigeria Government International Bond
6.13%, 09/28/28(a)	25,214	23,185,029
6.50%, 11/28/27(a)	29,700	28,465,668
7.14%, 02/23/30(a)	25,498	23,442,351
7.38%, 09/28/33(a)	30,102	26,109,572
7.63%, 11/28/47(a)	30,414	23,684,903
7.70%, 02/23/38(a)	25,168	20,826,017
7.88%, 02/16/32(a)	30,286	27,705,330
8.25%, 09/28/51(a)	25,116	20,430,359
8.38%, 03/24/29(a)	25,103	24,528,643
8.75%, 01/21/31(a)	20,199	19,750,784
10.38%, 12/09/34(a)	6,500	6,718,725
10.38%, 12/09/34(f)	23,700	24,497,505
		269,344,886
Oman — 3.0%
Oman Government International Bond
4.75%, 06/15/26(a)	46,555	46,264,031
5.38%, 03/08/27(a)	32,258	32,221,549
5.63%, 01/17/28(a)	47,919	48,158,595
6.00%, 08/01/29(a)	43,647	44,356,700
6.25%, 01/25/31(a)	32,796	33,844,160
6.50%, 03/08/47(a)	40,537	40,077,311
6.75%, 10/28/27(a)	27,400	28,328,038
6.75%, 01/17/48(a)	55,644	56,710,696
7.00%, 01/25/51(a)	19,873	20,837,834
7.38%, 10/28/32(a)	20,772	22,898,014
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(a)	34,955	34,592,866
		408,289,794
Pakistan — 0.7%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	20,426	19,085,646
Pakistan Government International Bond
6.00%, 04/08/26(a)	25,835	24,995,363
6.88%, 12/05/27(a)	30,338	28,138,495
7.38%, 04/08/31(a)	28,191	24,378,167
		96,597,671
Panama — 2.5%
Panama Government International Bond
2.25%, 09/29/32	40,598	29,007,271
3.16%, 01/23/30	25,093	21,389,273
3.30%, 01/19/33	16,132	12,405,508
3.87%, 07/23/60	47,591	25,460,233
3.88%, 03/17/28	20,375	19,065,091
4.30%, 04/29/53	28,172	17,040,679
4.50%, 05/15/47	18,630	12,174,705
4.50%, 04/16/50	40,464	25,552,611
4.50%, 04/01/56	40,767	24,975,903
4.50%, 01/19/63	24,410	14,586,196
6.40%, 02/14/35	37,097	34,240,531
6.70%, 01/26/36	33,158	31,263,683
6.85%, 03/28/54	22,753	19,707,511
6.88%, 01/31/36	16,161	15,280,226
7.50%, 03/01/31	17,804	18,186,786
8.00%, 03/01/38	20,202	20,535,333
		340,871,540

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31(a)	$20,173	$19,422,817
5.40%, 03/30/50(a)	23,808	20,169,899
6.10%, 08/11/44(a)	20,167	19,077,982
		58,670,698
Peru — 2.5%
Peruvian Government International Bond
1.86%, 12/01/32	17,732	13,509,567
2.78%, 01/23/31	59,118	50,823,745
2.78%, 12/01/60	36,543	19,380,580
3.00%, 01/15/34	41,785	33,776,905
3.23%, 12/31/99	18,850	9,998,040
3.30%, 03/11/41	23,209	16,797,514
3.55%, 03/10/51	32,707	22,077,225
3.60%, 01/15/72	18,071	11,051,546
5.38%, 02/08/35	23,299	22,491,690
5.63%, 11/18/50	46,863	43,714,392
5.88%, 08/08/54	32,523	31,088,736
6.55%, 03/14/37	21,015	22,039,481
8.75%, 11/21/33	39,522	46,921,743
		343,671,164
Philippines — 3.3%
Philippine Government International Bond
1.65%, 06/10/31	18,430	15,009,023
2.46%, 05/05/30	14,240	12,543,874
2.65%, 12/10/45	22,666	14,152,197
2.95%, 05/05/45	20,343	13,523,009
3.00%, 02/01/28	29,311	27,760,448
3.20%, 07/06/46	33,330	22,823,551
3.70%, 03/01/41	29,477	23,376,440
3.70%, 02/02/42	30,055	23,442,900
3.75%, 01/14/29	22,113	21,133,394
3.95%, 01/20/40	29,956	24,788,590
4.20%, 03/29/47	14,704	11,778,566
4.75%, 03/05/35	16,450	15,532,912
5.00%, 07/17/33	18,466	18,004,350
5.00%, 01/13/37	20,079	19,325,837
5.25%, 05/14/34	14,650	14,443,984
5.50%, 03/30/26	13,659	13,798,322
5.50%, 02/04/35	4,600	4,611,500
5.50%, 01/17/48	18,976	18,305,957
5.60%, 05/14/49	14,700	14,314,125
5.90%, 02/04/50	4,600	4,634,500
6.38%, 01/15/32	14,974	15,898,944
6.38%, 10/23/34	28,574	30,574,180
7.75%, 01/14/31	25,852	29,339,435
9.50%, 02/02/30	29,726	35,477,981
ROP Sukuk Trust, 5.05%, 06/06/29(a)	14,625	14,628,803
		459,222,822
Poland — 3.2%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	33,465	32,789,676
5.75%, 07/09/34(a)	33,686	33,531,045
6.25%, 10/31/28(a)	18,670	19,404,104
6.25%, 07/09/54(a)	33,637	32,951,814
Republic of Poland Government International Bond
3.25%, 04/06/26	31,139	30,708,348
4.63%, 03/18/29	28,305	28,099,506
4.88%, 10/04/33	48,508	46,860,668
Security	Par (000)	Value
Poland (continued)
5.13%, 09/18/34	$57,504	$55,981,869
5.50%, 11/16/27	28,641	29,285,709
5.50%, 04/04/53	47,994	44,634,900
5.50%, 03/18/54	67,455	62,721,683
5.75%, 11/16/32	29,189	29,912,887
		446,882,209
Qatar — 3.0%
Qatar Government International Bond
3.25%, 06/02/26(a)	38,201	37,616,047
3.75%, 04/16/30(a)	33,964	32,393,165
4.00%, 03/14/29(a)	44,707	43,589,325
4.40%, 04/16/50(a)	55,887	47,503,950
4.50%, 04/23/28(a)	33,976	33,848,590
4.63%, 05/29/29(a)	10,900	10,890,626
4.63%, 06/02/46(a)	22,902	20,540,346
4.75%, 05/29/34(a)	17,118	17,000,314
4.82%, 03/14/49(a)	67,355	61,167,096
5.10%, 04/23/48(a)	67,505	63,982,083
5.75%, 01/20/42(a)	9,751	10,183,700
6.40%, 01/20/40(a)	11,238	12,530,370
9.75%, 06/15/30(a)	15,580	19,245,195
		410,490,807
Romania — 2.7%
Romanian Government International Bond
3.00%, 02/27/27(a)	27,054	25,716,721
3.00%, 02/14/31(a)	25,888	21,260,520
3.63%, 03/27/32(a)	22,364	18,436,323
4.00%, 02/14/51(a)	40,204	25,273,240
5.13%, 06/15/48(a)	24,624	18,448,916
5.25%, 11/25/27(a)	20,086	19,774,667
5.75%, 03/24/35(a)	42,258	37,852,392
5.88%, 01/30/29(a)	39,716	38,929,226
6.00%, 05/25/34(a)	20,530	18,997,846
6.13%, 01/22/44(a)	20,076	17,616,489
6.38%, 01/30/34(a)	40,134	38,241,682
6.63%, 02/17/28(a)	34,422	34,960,704
7.13%, 01/17/33(a)	32,168	32,508,659
7.63%, 01/17/53(a)	25,176	25,144,404
		373,161,789
Saudi Arabia — 5.0%
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	14,285	11,999,400
2.97%, 10/29/29(a)	17,547	15,989,704
3.63%, 04/20/27(a)	31,450	30,585,125
4.27%, 05/22/29(a)	21,145	20,589,944
4.30%, 01/19/29(a)	14,251	13,912,539
4.51%, 05/22/33(a)	20,892	19,821,285
5.25%, 06/04/27(a)	8,650	8,714,875
5.25%, 06/04/30(a)	10,750	10,798,375
5.25%, 06/04/34(a)	15,250	15,135,625
5.27%, 10/25/28(a)	17,489	17,663,890
Saudi Government International Bond
2.25%, 02/02/33(a)	19,537	15,629,600
2.50%, 02/03/27(a)	8,461	8,069,679
2.75%, 02/03/32(a)	6,236	5,355,165
3.25%, 10/26/26(a)	35,575	34,774,563
3.25%, 10/22/30(a)	10,909	9,899,917
3.25%, 11/17/51(a)	8,787	5,612,696
3.45%, 02/02/61(a)	16,100	10,002,125
3.63%, 03/04/28(a)	35,386	34,059,025

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
3.75%, 01/21/55(a)	$19,166	$13,032,880
4.38%, 04/16/29(a)	27,710	27,086,525
4.50%, 04/17/30(a)	21,196	20,639,605
4.50%, 10/26/46(a)	45,105	36,929,719
4.50%, 04/22/60(a)	20,881	16,261,079
4.63%, 10/04/47(a)	31,548	26,066,535
4.75%, 01/18/28(a)	23,439	23,321,805
4.75%, 01/16/30(a)	23,302	22,952,470
4.88%, 07/18/33(a)	24,170	23,384,475
5.00%, 01/16/34(a)	28,827	28,070,291
5.00%, 04/17/49(a)	23,752	20,634,550
5.00%, 01/18/53(a)	22,289	19,001,372
5.13%, 01/13/28(f)	26,350	26,547,625
5.25%, 01/16/50(a)	24,370	21,963,462
5.38%, 01/13/31(f)	12,700	12,795,250
5.50%, 10/25/32(a)	17,536	17,733,280
5.63%, 01/13/35(f)	18,400	18,556,400
5.75%, 01/16/54(a)	32,439	30,654,855
		694,245,710
Senegal — 0.4%
Senegal Government International Bond
6.25%, 05/23/33(a)	22,796	18,778,205
6.75%, 03/13/48(a)	20,174	14,071,365
7.75%, 06/10/31(a)	20,250	18,554,063
		51,403,633
Serbia — 0.5%
Serbia International Bond
2.13%, 12/01/30(a)	24,167	19,809,388
6.00%, 06/12/34(a)	30,339	30,094,771
6.50%, 09/26/33(a)	19,911	20,576,774
		70,480,933
South Africa — 2.6%
Republic of South Africa Government International Bond
4.30%, 10/12/28	40,342	37,820,625
4.85%, 09/27/27	19,519	19,055,424
4.85%, 09/30/29	40,394	37,717,898
4.88%, 04/14/26	23,921	23,711,691
5.00%, 10/12/46	20,360	14,048,400
5.38%, 07/24/44	19,972	14,970,811
5.65%, 09/27/47	30,576	22,779,120
5.75%, 09/30/49	60,481	45,209,547
5.88%, 06/22/30	28,185	27,092,831
5.88%, 04/20/32	27,926	26,285,348
7.10%, 11/19/36(a)	40,502	39,469,199
7.30%, 04/20/52	32,277	29,089,646
7.95%, 11/19/54(a)	30,190	28,823,903
		366,074,443
Sri Lanka — 1.0%
Sri Lanka Government International Bond
3.35%, 01/15/30(a)(e)	20,735	18,065,147
3.60%, 02/15/38(e)(f)	1,000	818,380
4.00%, 04/15/28(a)	25,375	23,674,806
4.00%, 04/15/28(f)	2,790	2,603,070
7.85%, 03/14/29(a)	600	382,500
8.75%, 03/15/33(a)(e)	40,278	31,910,281
9.25%, 06/15/35(a)(e)	27,397	19,290,981
9.50%, 05/15/36(a)(e)	7,200	5,830,920
9.75%, 02/15/38(a)(e)	37,967	31,071,407
		133,647,492
Security	Par (000)	Value
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	$19,961	$19,561,780
Turkey — 4.7%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(a)	21,969	21,747,552
6.50%, 04/26/30(a)	21,894	21,718,848
7.25%, 02/24/27(a)	26,366	26,893,320
8.51%, 01/14/29(a)	21,892	23,312,791
Turkey Government International Bond
4.25%, 04/14/26	11,200	11,047,680
4.88%, 10/09/26	27,035	26,688,614
5.13%, 02/17/28	17,667	17,192,288
5.25%, 03/13/30	17,472	16,388,037
5.88%, 06/26/31	14,705	13,896,225
5.95%, 01/15/31	19,491	18,559,135
6.00%, 03/25/27	29,221	29,344,020
6.13%, 10/24/28	24,668	24,583,204
6.50%, 09/20/33	13,403	12,831,094
7.63%, 04/26/29	26,002	26,985,201
7.63%, 05/15/34	26,216	26,895,977
8.00%, 02/14/34	12,861	13,700,984
8.60%, 09/24/27	17,895	19,111,144
9.13%, 07/13/30	22,362	24,821,820
9.38%, 03/14/29	20,109	22,182,741
9.88%, 01/15/28	30,276	33,417,135
Turkiye Government International Bond
4.88%, 04/16/43	26,248	18,775,522
5.75%, 05/11/47	30,878	23,782,853
6.00%, 01/14/41	26,093	21,918,120
6.50%, 01/03/35	31,003	29,331,318
6.63%, 02/17/45	26,834	23,236,567
6.75%, 05/30/40	17,874	16,477,594
6.88%, 03/17/36	24,166	23,320,190
7.13%, 07/17/32	15,652	15,642,296
7.25%, 03/05/38	9,048	9,186,548
9.38%, 01/19/33	24,151	27,298,177
11.88%, 01/15/30	13,299	16,524,008
		656,811,003
Ukraine — 1.2%
Ukraine Government International Bond
6.00%, 02/01/29(a)(e)	23,481	16,507,348
7.75%, 02/01/34(a)(e)	104,047	53,300,112
7.75%, 02/01/35(a)(e)	92,215	53,212,664
7.75%, 02/01/36(a)(e)	77,093	44,136,863
		167,156,987
United Arab Emirates — 2.9%
Abu Dhabi Government International Bond
1.63%, 06/02/28(a)	16,487	14,879,517
1.70%, 03/02/31(a)	12,416	10,366,243
1.88%, 09/15/31(a)	14,645	12,157,840
2.50%, 09/30/29(a)	24,596	22,320,870
2.70%, 09/02/70(a)	12,472	6,697,963
3.00%, 09/15/51(a)	10,552	6,798,443
3.13%, 05/03/26(a)	19,763	19,438,689
3.13%, 10/11/27(a)	33,520	32,249,592
3.13%, 04/16/30(a)	24,936	23,065,800
3.13%, 09/30/49(a)	33,028	21,953,299
3.88%, 04/16/50(a)	33,133	25,201,954
4.13%, 10/11/47(a)	24,691	19,820,206
4.88%, 04/30/29(a)	14,250	14,303,437

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
5.00%, 04/30/34(a)	$12,200	$12,222,936
5.50%, 04/30/54(a)	14,050	13,733,875
Emirate of Dubai Government International Bond
3.90%, 09/09/50(a)	10,430	7,434,634
5.25%, 01/30/43(a)	8,329	7,915,132
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	8,375	5,358,493
6.13%, 03/06/36(a)	8,300	8,144,375
6.50%, 11/23/32(a)	8,050	8,266,384
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	8,292	7,818,693
3.23%, 10/23/29(a)	8,750	7,868,788
3.85%, 04/03/26(a)	8,149	8,008,919
4.23%, 03/14/28(a)	10,615	10,206,535
5.43%, 04/17/35(a)	7,200	7,026,768
UAE International Government Bond
2.00%, 10/19/31(a)	8,150	6,833,266
2.88%, 10/19/41(a)	8,347	6,017,665
3.25%, 10/19/61(a)	16,300	10,508,406
4.05%, 07/07/32(a)	14,910	14,141,240
4.86%, 07/02/34(a)	12,950	12,873,109
4.92%, 09/25/33(a)	10,850	10,836,437
4.95%, 07/07/52(a)	10,477	9,478,411
		403,947,919
Uruguay — 2.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	25,892	23,245,381
Uruguay Government International Bond
4.38%, 10/27/27	27,309	27,107,135
4.38%, 01/23/31	42,115	41,032,560
4.98%, 04/20/55	52,585	45,918,507
5.10%, 06/18/50	79,448	72,282,199
5.75%, 10/28/34	44,637	45,711,492
7.63%, 03/21/36	21,280	24,732,132
		280,029,406
Zambia — 0.3%
Zambia Government International Bond
0.50%, 12/31/53(a)	27,356	16,610,052
7.50%, 06/30/33(a)(e)	27,673	24,559,633
		41,169,685
Total Foreign Government Obligations — 86.0% (Cost: $13,651,441,160)		11,930,513,668
Total Long-Term Investments — 97.8% (Cost: $15,583,362,875)		13,567,596,714
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(j)(k)	128,780,000	$128,780,000
Total Short-Term Securities — 0.9% (Cost: $128,780,000)		128,780,000
Total Investments — 98.7% (Cost: $15,712,142,875)		13,696,376,714
Other Assets Less Liabilities — 1.3%		173,593,499
Net Assets — 100.0%		$13,869,970,213

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Zero-coupon bond.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$114,600,000	$14,180,000 (a)	$—	$—	$—	$128,780,000	128,780,000	$820,897	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,637,083,046	$—	$1,637,083,046
Foreign Government Obligations	—	11,930,513,668	—	11,930,513,668
Short-Term Securities
Money Market Funds	128,780,000	—	—	128,780,000
	$128,780,000	$13,567,596,714	$—	$13,696,376,714

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate